As filed with the Securities and Exchange Commission on December 6, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22860

PINE GROVE ALTERNATIVE INSTITUTIONAL FUND
452 Fifth Avenue, 26th Floor
New York, NY  10018
212-649-6600

Michelle McCloskey, Chief Executive Officer
Pine Grove Alternative Institutional Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end: March 31

Date of reporting period: April 1 – September 30

ITEM 1. REPORT TO STOCKHOLDERS.

Man | FRM

Pine Grove Alternative Institutional Fund

Semi-Annual Report

September 30, 2018 (Unaudited)

Pine Grove Alternative Institutional Fund
Statement of Assets and Liabilities
As of September 30, 2018

ASSETS

Total investments, at fair value (Cost $29,928,338)	$34,481,265
Cash	531,245
Receivable from investments sold	20,714,414
Total Assets	55,726,924

LIABILITIES

Repurchase of shares payable	423,748
Liquidation of shares payable	5,510,326
Accrued Liabilities:
Management fees	19,442
Fund services fees	7,299
Shareholder servicing fees	10,396
Interest expense (Note 7)	13,062
Other expenses	149,547
Total Liabilities	6,133,820

NET ASSETS	$49,593,104

COMPONENTS OF NET ASSETS
Paid-in capital	$53,252,650
Distributions in excess of net investment income	(5,727,440)
Accumulated net realized loss on investments	(2,485,033)
Net unrealized appreciation on investments	4,552,927
NET ASSETS	$49,593,104

NET ASSETS
Class I Shares	$45,154,250
Class A Shares	$4,438,854

SHARES OUTSTANDING (200,000 total Fund shares authorized, $0.001 par value)
Class I Shares	45,208.35
Class A Shares	4,471.21

NET ASSET VALUE PER SHARE
Class I Shares	$998.80
Class A Shares	$992.76

See Accompanying Notes to Financial Statements. 1

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of September 30, 2018

				Fair Value	Redemptions
Portfolio Funds	Shares/ Interests	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Credit Long/Short
AG Mortgage Partners, Ltd.	2,410	$ 2,410,000	$ 2,812,950	5.7%	Quarterly	90
Anchorage Capital Partners Offshore, Ltd.	631	752,493	779,050	1.6	Annually	90
Aristeia International Limited	1,934	2,161,692	2,383,742	4.8	Quarterly	60
Diameter Offshore Fund LP	1,345	1,345,447	1,404,447	2.8	Quarterly	90
King Street Capital, Ltd.	1,487	152,759	147,489	0.3	Other*	-
LibreMax Offshore Fund, Ltd.	1,328	1,732,496	2,015,008	4.1	Quarterly	90
Medalist Partners Harvest Fund Ltd	196	2,537,541	3,188,677	6.4	Quarterly	90
One William Street Capital Offshore Fund, Ltd.	1,423	1,840,121	1,960,533	3.9	Quarterly	90
Silver Point Capital Offshore Fund, Ltd.	126	1,254,391	1,577,206	3.2	Quarterly	90
The Canyon Value Realization Fund (Cayman), Ltd.	671	1,986,616	2,364,143	4.8	Quarterly	60
Tilden Park Offshore Investment Fund Ltd	1,034	1,988,413	2,563,834	5.2	Quarterly	90
Tourmalet Matawin Offshore Fund, L.P.	70,016	69,008	14,512	0.0	Other*	-
Whitebox Credit Fund, Ltd.	1,240	1,792,304	2,127,331	4.3	Quarterly	60
Wingspan Overseas Fund, Ltd.	40	39,844	26,210	0.0	Quarterly	90
		20,063,125	23,365,132	47.1

Multi-Strategy
Juniperus Insurance Opportunity Fund Limited Offshore Fund	2,800	2,800,000	2,865,266	5.8	Semi-Annually	90

Relative Value
Athos Asia Event Driven Offshore Fund	1,997	2,186,982	2,254,084	4.6	Monthly	60
Basso Investors Ltd	114	221,146	234,854	0.4	Other*	-
MVN Event Driven Fund Limited	8,756	902,857	981,936	2.0	Monthly	45
Sensato Asia Pacific Offshore Fund, Ltd.	1,402	1,401,805	1,282,593	2.6	Monthly	60
Whitebox Relative Value Fund, Ltd.	1,636	2,352,423	3,497,400	7.0	Quarterly	60
		7,065,213	8,250,867	16.6
Total Private Investment Funds		$29,928,338	$34,481,265	69.5%
Total Investments		$29,928,338	$34,481,265	69.5%
Other Assets & Liabilities, Net			15,111,839	30.5%
Net Assets			$49,593,104	100.0%

*	The private investment funds do not have set redemption time frames.

Portfolio Holdings (% of Net Assets)
Private Investment Funds
Credit Long/Short	47.1%
Multi-Strategy	5.8
Relative Value	16.6
Other Assets and Liabilities, Net	30.5
Total	100.0%

See Accompanying Notes to Financial Statements. 2

Pine Grove Alternative Institutional Fund
Statement of Operations
Six Months Ended September 30, 2018

Investment Income
Dividends	$8,686
Total investment income	8,686

Expenses
Management fees	250,404
Fund services fees	46,729
Trustees' fees and expenses	45,000
Professional fees	82,236
Custodian fees	4,841
Registration fees	15,202
Shareholder servicing fees – Class A Shares	20,861
Interest expense (Note 7)	10,247
Miscellaneous expenses	21,637
Total expenses	497,157
Fees waived and expenses reimbursed by Investment Adviser	(131,873)
Net Expenses	365,284

NET INVESTMENT LOSS	(356,598)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	1,303,673
Net change in unrealized appreciation on investments	527,054
Net realized and unrealized gain on investments	1,830,727

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,474,129

See Accompanying Notes to Financial Statements. 3

Pine Grove Alternative Institutional Fund
Statements of Changes in Net Assets

	Six Months Ended September 30, 2018	Year Ended March 31, 2018
OPERATIONS
Net investment loss	$(356,598)	$(948,530)
Net realized gain on investments	1,303,673	3,202,095
Net change in unrealized appreciation on investments	527,054	492,163
Net increase in net assets resulting from operations	1,474,129	2,745,728
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class I Shares	-	(2,406,055)
Class A Shares	-	(193,945)
Decrease in net assets resulting from distributions to shareholders	-	(2,600,000)
CAPITAL SHARE TRANSACTIONS
Class I Shares
Sale of shares	50,000	3,130,424
Reinvestment of distributions	-	1,922,705
Repurchase of shares	(1,650,351)	(9,286,609)
Liquidation of shares	(5,017,122)	-
Class A Shares
Sale of shares	100,000	300,000
Reinvestment of distributions	-	179,260
Repurchase of shares	(257,545)	(588,287)
Liquidation of shares	(493,204)	-
Decrease in net assets resulting from capital share transactions	(7,268,222)	(4,342,507)
Decrease in net assets	(5,794,093)	(4,196,779)
NET ASSETS
Beginning of period	55,387,197	59,583,976
End of period (including distributions in excess of net investment income of $5,727,440 and $5,370,842, respectively)	$49,593,104	$55,387,197
SHARE TRANSACTIONS
Class I Shares
Beginning of period	51,844.69	56,082.69
Sale of shares	51.42	3,178.24
Reinvestment of distributions	-	1,998.01
Repurchase of shares	(1,664.61)	(9,414.25)
Liquidation of shares	(5,023.15)	-
End of period	45,208.35	51,844.69
Class A Shares
Beginning of period	5,127.95	5,233.29
Sale of shares	101.52	308.57
Reinvestment of distributions	-	186.25
Repurchase of shares	(261.45)	(600.16)
Liquidation of shares	(496.81)	-
End of period	4,471.21	5,127.95

See Accompanying Notes to Financial Statements. 4

Pine Grove Alternative Institutional Fund
Statement of Cash Flows
Six Months Ended September 30, 2018

Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$1,474,129
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investments	(4,859,322)
Proceeds from sale of investments	26,569,810
Net realized gain on sale of investments	(1,303,673)
Net change in unrealized appreciation on investments	(527,054)
Change in operating assets and liabilities:
Subscriptions in Private Investment Funds paid in advance	333,333
Receivable from investments sold	(18,112,997)
Dividends receivable	536
Prepaid expenses	14,160
Management fees payable	(67,817)
Fund services fees payable	2
Shareholder servicing fees payable	(34)
Interest expense (Note 7)	10,247
Other expenses payable	70,331
Net Cash Provided By Operating Activities	3,601,651

Cash Flows From Financing Activities
Sale of shares	100,000
Repurchase of shares	(3,402,726)
Net Cash Used In Financing Activities	(3,302,726)

Net Increase in Cash	298,925

Cash - Beginning of Period	232,320

Cash - End of Period	$531,245

See Accompanying Notes to Financial Statements. 5

Pine Grove Alternative Institutional Fund
Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended September 30, 2018		Year Ended March 31, 2018		Year Ended March 31, 2017		Year Ended March 31, 2016		Year Ended March 31, 2015		January 1, 2014(a) through March 31, 2014
CLASS I SHARES
NET ASSET VALUE, Beginning of Period	$ 972.34		$ 971.93		$ 929.32		$ 1,007.48		$ 1,028.21		$ 1,000.00
INVESTMENT OPERATIONS
Net investment loss (b)	(5.96)		(15.16)		(14.71)		(14.88)		(15.34)		(3.82)
Net realized and unrealized gain	32.42		61.73		89.60		(60.54)		14.17		32.03
Total from investment operations	26.46		46.57		74.89		(75.42)		(1.17)		28.21
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-		(46.16)		(32.28)		(2.74)		(19.20)		-
Realized gains	-		-		-		-		(0.36)		-
Total distributions to shareholders	-		(46.16)		(32.28)		(2.74)		(19.56)		-
NET ASSET VALUE, End of Period	$ 998.80		$ 972.34		$ 971.93		$ 929.32		$ 1,007.48		$1,028.21
TOTAL RETURN	2.72	%(c)	4.84%		8.11%		(7.49)%		(0.11)%		2.82	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$ 45,154		$ 50,410		$ 54,508		$ 70,288		$ 93,817		$ 58,265
Ratios to Average Net Assets:
Net investment loss (d)	(1.21)	%(e)	(1.54)%		(1.54)%		(1.53)%		(1.50)%		(1.50)	%(e)
Net expense (d)	1.20	%(e)(f)	1.55	%(f)	1.54	%(f)	1.53	%(f)(g)	1.50	%(f)	1.50	%(e)
Gross expense (d)	1.24	%(e)(f)(h)	1.77	%(f)(h)	1.69	%(f)(h)	1.53	%(f)	1.78	%(f)(h)	2.36	%(e)(h)
PORTFOLIO TURNOVER RATE	3	%(c)	46%		39%		50%		39%		3	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Does not include the expenses of other Private Investment Funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense of 0.04%, 0.02%, 0.04%, 0.03% and 0.00%, respectively (Note 7).
(g)	Includes expense reimbursements recouped by Investment Adviser of 0.04% (Note 4).
(h)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements. 6

Pine Grove Alternative Institutional Fund
Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended September 30, 2018		Year Ended March 31, 2018		October 1, 2016 (a) through March 31, 2017
CLASS A SHARES
NET ASSET VALUE, Beginning of Period	$ 970.51		$ 969.90		$ 965.12
INVESTMENT OPERATIONS
Net investment loss (b)	(10.08)		(23.27)		(11.43)
Net realized and unrealized gain	32.33		61.55		46.48
Total from investment operations	22.25		38.28		35.05
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-		(37.67)		(30.27)
NET ASSET VALUE, End of Period	$ 992.76		$ 970.51		$ 969.90
TOTAL RETURN	2.29	%(c)	3.98%		3.67	%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$4,439		$4,977		$5,076
Ratios to Average Net Assets:
Net investment loss (d)	(2.05)	%(e)	(2.37)%		(2.36)	%(e)
Net expense (d)	2.08	%(e)(f)	2.38	%(f)	2.37	%(e)(f)
Gross expense (d)	2.55	%(e)(f)(g)	2.61	%(f)(g)	2.61	%(e)(f)(g)
PORTFOLIO TURNOVER RATE	3	%(c)	46%		39	%(c)

(a)	Commencement of operations. The beginning net asset value of Class A Shares was based on the closing net asset value of the shares exchanged as outlined in Note 1.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Does not include the expenses of other Private Investment Funds in which the Fund invests.
(e)	Annualized.
(f)	Includes interest expense of 0.04%, 0.02% and 0.04%, respectively (Note 7).
(g)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.

See Accompanying Notes to Financial Statements. 7

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2018

Note 1. Organization
Pine Grove Alternative Institutional Fund (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the "Trust"), formed on June 21, 2013.  The Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share of Class I Shares and Class A Shares (collectively, "Fund Shares"). Class A Shares are subject to a sales load of up to 3% of the investor's subscription. The Fund's investment objective is to seek long-term capital appreciation. The Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the "Partnership"). Class A Shares commenced operations on October 1, 2016. On May 11, 2016 the Board of Trustees of Pine Grove Alternative Fund approved a plan of liquidation and dissolution (the "Plan"). Pursuant to the Plan, Pine Grove Alternative Fund's Class I Shares were exchanged for an equivalent value of Class A Shares (the "Exchange") of the Fund on October 1, 2016.
The investment adviser of the Fund is FRM Investment Management (USA) LLC (the "Investment Adviser"), a registered investment adviser with the U.S. Securities Exchange Commission ("SEC") and a registered commodity pool operator with the Commodity Futures Trading Commission ("CFTC").  The Board of Trustees (the "Board" and each member a "Trustee") of the Fund supervises the conduct of the Fund's affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Fund's day-to-day investment activities.
On July 30, 2018, the Fund's Board, upon the recommendation of the Investment Adviser, and upon careful consideration, approved a proposal to liquidate the Fund pursuant to the terms of its plan of liquidation (the "Plan of Liquidation"). Pursuant to the Plan of Liquidation, substantially all of the assets of the Fund will be liquidated, known liabilities of the Fund will be satisfied, and the remaining proceeds will be distributed to the Fund's shareholders.
The liquidation schedule is anticipated to be as follows:
Timing of Payments to Shareholders	Approximate Percentage of Net Asset Value
Q4 2018	Up to 10%
Q1 2019	Up to 45%
Q3 2019	Up to 40%
Q2 2020	Up to 5%

The Fund will be dissolved as soon as reasonably practicable following the liquidation. The Fund was closed to any subscriptions as of July 31, 2018 and will not make any further tender offers to repurchase Fund's Class A or Class I Shares. Shareholders will not be required to submit any written tender documentation in connection with the liquidation. Following the closure of the Fund to subscriptions, the Investment Adviser will engage in business and activities for the purposes of winding down the Fund's business affairs and transitioning its portfolio to cash and cash equivalents in preparation for the orderly liquidation and subsequent distribution of its assets. In preparing for the liquidation and the process of transitioning its portfolio, the Fund will no longer be pursuing its investment objective or be managed consistent with its investment strategies as stated in the Prospectus. This is likely to impact performance. Pending the Fund's final distribution, the Fund may remain invested in certain Private Investment Funds, which means that certain of the Fund's assets will still be exposed to the risks of the Fund's investment program. In addition, the liquidation may result in various federal, state, local and/or foreign tax consequences for shareholders of the Fund. Shareholders should consult with their respective tax advisers for information regarding all tax consequences of their investment in the Fund.
Dates and amounts set forth in the Plan of Liquidation, including those in the liquidation schedule above, may be changed without notice to shareholders, at the discretion of the Board or the Fund's officers.
Upon the distribution of all of the Fund's assets, the Fund intends promptly to deregister under the Investment Company Act of 1940, as amended, and dissolve under Delaware law.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2018

Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP") and follow the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – The valuation of the Fund's investments is reviewed monthly by the valuation committee ("Valuation Committee").  The value of the Fund's net assets is determined as of the close of the Fund's business at the end of each month. The Board has approved procedures pursuant to which the Fund values its investments in private investment funds (commonly referred to as hedge funds) ("Private Investment Funds") at fair value, which ordinarily will be the value provided to the Fund by the Private Investment Funds' administrators or investment managers from time to time, usually monthly. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Private Investment Fund's valuation policies and reported at the time of the Fund's valuation. Because most Private Investment Funds' administrators or investment managers will provide the Fund with their determinations of the month-end net asset value of their Private Investment Funds after the relevant month-end, the Fund expects to calculate its month-end net asset value and net asset value per share within 30 calendar days following the relevant month-end. In the event that a Private Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Private Investment Fund based on the most recent final or estimated value reported by the Private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio.
The Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Fund's investments in Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as "Net change in unrealized appreciation of investments."  Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).
Relevant authoritative guidance permits the Fund, as a practical expedient, to measure the fair value of its total investments on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Fund's reporting date.  The fair value of the Fund's Private Investment Funds is based on the information provided by such Private Investment Funds' management, which reflects the Fund's share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that alternative valuation techniques are more appropriate for any of the Fund's investments in Private Investment Funds, such investments may be fair valued by the Valuation Committee using other suitable sources. The Valuation Committee used alternative sources to value $162,001 of Private Investment Funds during the six month period ended September 30, 2018.
For investments other than Private Investment Funds and Mutual Funds for which the practical expedient is used for valuation, the Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2018

the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
As of September 30, 2018, all investments were valued using the practical expedient, except for King Street Capital, Ltd. and Tourmalet Matawin Offshore Fund, L.P., which were valued as Level 2 investments. The total value of Level 2 investments is $162,001.
There were no transfers between Level 1, Level 2 and Level 3 for the six month period ended September 30, 2018.
The following table outlines the redemption restriction period with regards to the Private Investment Funds' strategies.
Strategy	Fair Value[1]	Liquidation and Underlying Fund Side Pocket Investment[2] (A)	Redemptions in Restriction Period[3] (B)	Maximum Redemption Restriction Period. (Months)	Total (A)+(B)
Credit Long/Short (a)	$23,365,132	$14,512	$4,482,308	5	$4,496,820
Multi-Strategy (b)	2,865,266	-	2,865,266	4	2,865,266
Relative Value (c)	8,250,867	-	-	N/A	-
Total	$34,481,265	$14,512	$7,347,574		$7,362,086

[1]	No unfunded commitments as of September 30, 2018.
[2]
Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.

[3]
Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed. The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

(a)
Credit Long/Short: Credit managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy structured products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

(b)
Multi-Strategy: This class includes Portfolio Funds engaged in a variety of investment strategies, seeking to deliver consistently positive returns regardless of the directional movement in equity, interest rate or currency markets. The diversification benefits help to smooth returns, reduce volatility and decrease asset-class an single strategy risks.

(c)
Relative Value: This class includes Portfolio Funds that focus on spread relationships between pricing components of financial assets or commodities. They seek to avoid assuming any outright market risk, although spread risk and tail risk may be significant. Relative Value sub-strategies may include volatility arbitrage, statistical arbitrage, event arbitrage, fixed income arbitrage and credit arbitrage.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2018

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.
The net realized gain or losses from investments in Private Investment Funds are recorded when the Fund redeems or partially redeems its interest in the Private Investment Funds or receives distributions in excess of return of capital.  Realized gains and losses from redemptions of investments are calculated using the identified cost of investments sold.
Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Fund will be reinvested in additional shares of the Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund's tax year is October 31, 2018. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties.
The Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits as of September 30, 2018 that would require recognition, de-recognition or disclosure.  The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Fund's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Fund is subject to income tax examinations by taxing authorities for the period since its inception.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Risks
An investment in the Fund should be considered a speculative investment that entails a high degree of risk.  It is possible that an investor may lose some or all of its investment and that the Fund may not achieve its investment objective. The Fund is classified as non-diversified and may invest a significant portion of its assets in Private Investment Funds and the Fund may be susceptible to the economic and regulatory factors affecting these Private Investment Funds and/or the fund industry.
The Private Investment Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities, convertible securities, derivatives, commodities, mortgage-backed securities, currencies and foreign securities; (2) participating in short sale

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2018

transactions; and (3) employing arbitrage and leverage.  The Fund may also implement leverage and invest directly in derivatives which will directly expose the Fund to the risks associated with the employment of leverage and investments in derivatives.
The Fund may make additional investments and effect withdrawals from the Private Investment Funds only at certain specific times and may not be able to withdraw its investment in a Private Investment Fund promptly after it has made a decision to do so. This may result in a loss to the Fund and adversely affect its investment return. The Fund's inability to withdraw an investment in a Private Investment Fund may also prevent the Fund from making an offer to repurchase shares. Fund shareholders do not have the right to require the Fund to redeem or repurchase its shares and may not have access to the money they invested for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion.
The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Fund's knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Fund's Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Fund performs.  Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.
Note 4. Management Fees and Other Expenses
Management Fees – The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Fund's month-end net asset value.
Shareholder Servicing Fees – The Fund pays Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") and Atlantic pays each broker-dealer that is a member of the Financial Industry Regulatory Authority ("FINRA") that has entered into a shareholder servicing agreement with Atlantic (collectively, "Service Agents"), a monthly shareholder servicing fee of 0.070833% (0.85% on an annualized basis) of the net asset value of the outstanding shares attributable to the clients of the Service Agents who are invested in the Class A Shares through the Service Agents.  The shareholder servicing fees expense for the six month period ended September 30, 2018 was $20,861.
Fees Waived and Expenses Reimbursed by Investment Adviser –The Investment Adviser has agreed to waive and/or reimburse the Fund's other expenses (excluding extraordinary expenses, any shareholder servicing fees and the following investment related expenses: foreign country tax expense and interest expense on amounts borrowed by the Fund) to the extent necessary in order to cap the Fund's other expenses at 0.60%. For the six month period ended September 30, 2018, the Investment Adviser reimbursed expenses of $48,708. Effective August 1, 2018, the Investment Adviser agreed to waive its management fee for the duration of the liquidation process until the Fund is dissolved under Delaware law. For the six month period ended September 30, 2018, the Investment Adviser waived fees of $83,165.
For a period of five years subsequent to the Fund's commencement of operations, or from the commencement of operations of each new share class of shares thereof, the Fund may repay the Investment Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the net annual operating expenses of the Fund to exceed the expense cap in place at the time the fees were waived/reimbursed. As of September 30, 2018, $535,022 is subject to recoupment by the Investment Adviser.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Investment Adviser or with Atlantic or their affiliates.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2018

Custodian – J.P. Morgan Chase Bank, N.A. (the "Custodian") serves as the Fund's independent custodian of its investments in underlying private investment companies. The Fund is subject to credit risk to the extent any custodian with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Fund's management monitors the financial condition of such custodians and does not anticipate any losses from the Custodian.
Administrator – Atlantic provides fund accounting, fund administration, and transfer agency services to the Fund. The Fund pays Atlantic a fee for its services (collectively, "Fund Services Fees") as provided in the administrative agreement.
Trustees and Officers – The Fund pays the Trustees, who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Trustees"), each an annual retainer fee of $30,000 for service to the Fund. Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as an Independent Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Fund is compensated by the Fund.
Note 5.  Security Transactions
The cost of purchases and proceeds from sales of investments (including maturities), other than short-term investments during the period ended September 30, 2018, were $1,590,736 and $22,676,504 respectively.
Note 6. Line of Credit
Effective September 28, 2018, the Fund closed a committed $4 million secured line of credit agreement with Societe Generale. During the period, the Fund temporarily borrowed from the line of credit to address timing mismatches between the inflows of funds to and outflows of funds from the Fund in connection with (i) subscriptions and redemptions by investors of the Fund; (ii) subscriptions and redemptions by the Fund in Portfolio Funds; and (iii) payments in the ordinary course of business of fees, expenses and other obligations of the Fund. Interest was charged to the Fund based on its borrowings at an amount above the LIBOR rate. The line of credit was secured by the Fund's cash and investment securities. The Fund was required to pay a commitment fee at a rate of 0.50% per annum on the unused portion of the line of credit. The average borrowings and average interest rate (based on days with outstanding balances) for the period ended September 30, 2018, were $5,423 and 3.46%, respectively.
Note 7. Federal Income Tax
As of October 31, 2017, the components of distributable earnings were as follows:
Undistributed ordinary income	$991,484
Capital and other losses	(5,556,651)
Unrealized appreciation	1,282,831
Total	$(3,282,336)

The components of distributable earnings on a tax basis may differ from those reported for financial statement purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

As of September 30, 2018, the cost of investments is relatively the same as for federal income tax purposes. The related net unrealized appreciation consists of the following:
Gross Unrealized Appreciation	$4,752,631
Gross Unrealized Depreciation	(199,704)
Net Unrealized Appreciation	$4,552,927

As of March 31, 2018, the Fund has $2,182,760 of available short-term capital loss carryforwards and $3,373,891 of available long-term capital loss carryforwards that have no expiration date.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
September 30, 2018

Note 8. Subsequent Events
The Fund has evaluated all subsequent events through November 20, 2018, the date that these financial statements were issued and has concluded that there were none.

Pine Grove Alternative Institutional Fund
Additional Information
September 30, 2018

Investment Advisory Agreement Approval
At the June 6, 2018 Board meeting, the Board, including the Independent Trustees, considered the renewal of the investment advisory agreement pertaining to the Fund (the "Advisory Agreement") for an additional one year period. In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Investment Adviser and the administrator, including information regarding the Investment Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (i) the nature and quality of the services to be provided under the Advisory Agreement; (ii) the investment performance of the Fund and the Investment Adviser; (iii) the fees paid by the Fund under the fee arrangements of the Advisory Agreement (including certain reimbursements to the Fund pursuant to any expense reimbursement agreement between the Fund and the Investment Adviser); (iv) costs and profitability of the Investment Adviser and its affiliates from their relationship with the Fund; (v) fall-out benefits to the Investment Adviser from its relationships with the Fund; (vi) economies of scale realized or likely to be realized by the Investment Adviser under the fee arrangement of the Advisory Agreement; and (vii) other information about the Investment Adviser deemed relevant by the Board. In their deliberations, the Board did not identify any particular information that was all important or controlling and attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.
Nature and Quality of the Services to be Provided
The Board considered and reviewed information concerning the services provided under the Advisory Agreement, the investment strategies, information describing the Adviser's current organization, and the background and experience of the persons who would be responsible for the day-to-day management of the Fund. The Board also considered the expertise of the Adviser in supervising the Fund's third party service providers, and the compliance program maintained by the Chief Compliance Officer, an employee of the Adviser on behalf of the Fund.  In connection with the assessment of the ability of the Adviser to continue to perform its duties under the Advisory Agreement, the Board considered the Adviser's financial condition and whether it has the resources necessary to carry out its functions. The Board noted that the Adviser had the financial resources necessary to perform its obligations under the Advisory Agreement. The Board also considered the Adviser's affiliation with Man, Man's experience as an investment adviser and extensive infrastructure. The Board also considered the Adviser's commitment to both the registered fund business and the Adviser's continued efforts focused on the growth of the Fund.
Investment Performance
The Board considered the Adviser's performance in managing the Fund. In this regard, the Board compared the performance of the Fund with the performance of its benchmark index and comparable funds with similar objectives and size managed by the Adviser and other investment advisers. The Independent Trustees discussed with management the Fund's benchmark index. The Board noted that the Fund's performance was competitive with the performance of the Adviser's other funds during the most recent one-year period, but trailed the performance of funds managed by other investment advisers in the group of comparable funds during the year.  During the most recent three-year period, the Fund's performance was competitive with the performance of most of the other funds managed by the Adviser and with the comparable funds managed by other investment advisers. The Board considered the consistency of the Adviser's management of the Fund with its investment objective and policies. The Board also considered the Adviser's experience and management of private funds with substantially similar investment strategies to those of the Fund.
Fees
With respect to the fees paid by the Fund under the Advisory Agreement, the Board considered the resources engaged by the Adviser in managing the Fund as well as the Adviser's reimbursement of certain Other Expenses under the Second Amended and Restated Expense Reimbursement Agreement. The Board also considered any recoupment of reimbursements the Adviser was entitled to receive under

Pine Grove Alternative Institutional Fund
Additional Information
September 30, 2018

the Second Amended and Restated Expense Reimbursement Agreement. The Board also reviewed and discussed the comparative fee information, including an independent peer group analysis and a peer group prepared by the Adviser. The Board noted the management fee was lower than the median management fee of those funds in the peer group, and that the Fund's total expense ratio was lower than the median total expense ratio of other peers which had acquired fund fees. The Board also considered the fees charged by the Adviser to other private funds with substantially similar investment strategies to those of the Fund, and noted that the management fee paid by the Fund was lower than the management fees charged to most of the Adviser's private funds. The Board considered the differences in management fees charged by the Adviser to its private funds, as compared to the Fund's management fee, and discussed the effect of underlying fund fees and expenses in managing the Fund's portfolio.
Economies of Scale
The Board considered the extent to which economies of scale may be realized if the Fund grows and whether the fee level reflects a reasonable sharing of such economies of scale for the benefit of the Fund's shareholders. Because the fluctuation of the Fund's assets due to frequent tender offers, the Board reviewed the Fund's management fee and expenses and determined to review economies of scale in the future if the Fund had attracted additional assets. In addition to the consideration of fees, the Board noted that the Adviser's relationship with the Fund continues to be profitable.
Conclusions
In voting to approve the Advisory Agreement, the Trustees, including the Independent Trustees, noted that the terms of the Advisory Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Fund's proxy voting record for the most recent year ended June 30, 2018 is available, without charge and upon request by calling (855) 699-3103 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Pine Grove Alternative Institutional Fund

INVESTMENT ADVISER

FRM Investment Management (USA) LLC
452 Fifth Avenue, 26th Floor
New York, New York 10018

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses experience of its management, and other information.

218-SAR-0918

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period	Date Each Plan or Program Was Announced	Total Number of Shares (or Units) Purchased	Dollar Amount (or Share or Unit Amount) Approved	Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	Expiration Date (if any) of Each Plan or Program	(a)(b) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2018 to April 30, 2018
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
May 1, 2018 to May 31, 2018
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
June 1, 2018 to June 30, 2018
Class I Shares	February 20, 2018	1,240.358	$10,264,158	$988.91	1,240.358	March 22, 2018	-
Class A Shares	February 20, 2018	261.467	$1,010,211	$985.00	261.467	March 22, 2018	-
July 1, 2018 to July 31, 2018
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
August 1, 2018 to August 31, 2018
Class I Shares		-		N/A	-		-
Class A Shares		-		N/A	-		-
September 1, 2018 to September 30, 2018
Class I Shares	May 21, 2018	424.257	$10,119,024	$998.80	424.257	August 30, 2018	-
Class A Shares	May 21, 2018	0.000	$986,412	$992.76	0.000	August 30, 2018	-
Total		1,926.082		N/A	1,926.082		-

a. b.
Each plan or program expired during the period covered by the table.
Each plan or program the Registrant has determined to terminate prior to expiration, or under which the Registrant does not intend to make further purchases – None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Registrant did not participate in securities lending activities during the six months ended September 30, 2018.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2)  Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Pine Grove Alternative Institutional Fund

By	/s/ Michelle McCloskey
Michelle McCloskey, Chief Executive Officer

Date	12/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Michelle McCloskey
Michelle McCloskey, Chief Executive Officer

Date	12/6/18

By	/s/Colin Bettison
Colin Bettison, Chief Financial Officer

Date	12/6/18